Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents and restricted cash
(7)	Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash as of December 31, 2019, and 2018 are as follows:

	December 31, 2019	December 31, 2018
Cash on hand and bank deposits	$339,010	$264,565
Demand and term deposits (1)	3,462	8,543

Cash and cash equivalents	342,472	273,108
Restricted cash	1	4,843

Cash, cash equivalents and restricted cash	$342,473	$277,951

(1)
As of December 31, 2019, and 2018, within the cash equivalents, there are demand and term deposits that amounted to $3,462 and $ 8,543, respectively. The use of term deposits depends on the cash requirements of the Group. As of December 31, 2019, term deposits accrue annual interest rates between 3.61% and 5.21% in Colombian pesos and between 1.94% and 6.02% in dollars. As of December 31, 2018, term deposits accrue annual interest rates between 2.61% and 4.85% in Colombian pesos and between 2.05% and 4.59% in dollars.